Loans Due from Third Parties (Tables)	6 Months Ended
Dec. 31, 2020
Loans Due from Third Parties [Abstract]
Schedule of Loans due from third parties
	December 31, 2020	June 30, 2020
	(unaudited)
Sichuan Senmiao Ronglian Technology Co, Ltd. ("Senmiao Ronglian") (a)	$1,560,258	$2,222,191
Shenzhen Qianhai Leshi Health Management Co., Ltd. ("Shenzhen Qianhai) (b)	1,225,378	-
Total loans due from third parties	$2,785,636	$2,222,191

(a)	The Company purchased short-term investments of $1,148,930 in April 2019, and acquired short-term investments of $1,177,653 from the acquisition of 39Pu, both of which were investments in Senmiao Ronglian which was a variable interest entity of Senmiao Technology Ltd, a US listed company which used to operate a peer-to-peer marketplace before October 2019. In October 2019, Senmiao Ronglian disposed of the peer-to-peer marketplace, and the Company's short-term investments became a loan due from Sichuan Ronglian as of December 31, 2019.

According to the loan agreement between the Company and Sichuan Ronglian, the loans will be paid in 12 months before December 9, 2020, with a per annum interest rate of 7%. During the six months ended December 31, 2020 and 2019, Senmiao Ronglian repaid an aggregation of $814,003 and $nil to the Company with remaining balance to be repaid before December 31, 2021.

The Company asssessed the payment ability of Senmiao Ronglian and did not provide allowance against the balance.

(b)	In December 2020, the Company entered into a loan agreement with Shenzhen Qianhai to provide a loan of $1,225,378 to the third party. The loan matured in June 2021 with an interest rate of 1.495% per annum. The loan was made for the purpose of making use of idle cash.